Related Party Transactions (Details) - Schedule of accounts receivable, net - related parties - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Related Party Transactions (Details) - Schedule of accounts receivable, net - related parties [Line Items]
Subtotal	$ 327,807	$ 595
Less: allowance for doubtful accounts
Total accounts receivable, net - related parties	327,807	595
Seihinkokusai [Member]
Related Party Transactions (Details) - Schedule of accounts receivable, net - related parties [Line Items]
Subtotal	266,523	345
Palpito [Member]
Related Party Transactions (Details) - Schedule of accounts receivable, net - related parties [Line Items]
Subtotal	35,106
Tokushin G.K.[Member]
Related Party Transactions (Details) - Schedule of accounts receivable, net - related parties [Line Items]
Subtotal	2,118
Shintai Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of accounts receivable, net - related parties [Line Items]
Subtotal	$ 24,060	$ 250